Loan from the European Investment Bank (“EIB”) (Tables)	12 Months Ended
Dec. 31, 2025
Loan from the European Investment Bank (“EIB”) [Abstract]
Schedule of Contractual Payments of Principal and Interest	Contractual payments of principal and interest in the following years ($ in thousands) are as follows:
Year	2026	2027	2028	Total
Amount	$1,801	$1,723	$1,644	$5,168

Schedule of Liability Presented in the Balance Sheets is Comprised

The liability presented in the balance sheets is comprised as follows ($ in thousands):

	Effective interest rate	December 31
	%	2025	2024
Loan component:
Current maturity	6.84	1,524	-
Non- Current	6.84	3,047	3,988
Royalties’ component	15.52	348	315
		4,919	4,303